Financial Instruments - Additional Information (Details) - Foreign Exchange Forward Contracts - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Foreign exchange forward contracts, notional value	$ 104,344,000	$ 0
Remaining maturity, or less	12 months
Cash Flow Hedging
Derivative [Line Items]
Realized gains and losses related to the maturity of foreign exchange forward contracts	$ 475,000
Cash Flow Hedging | Other Current Assets
Derivative [Line Items]
Unrealized losses related to the effective portion of changes in the fair value of foreign exchange forward contracts	$ 1,818,000